Property, equipment and software, net	6 Months Ended
Jun. 30, 2023
Property, equipment and software, net
Property, equipment and software, net
8.	Property, equipment and software, net

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Buildings	2,594	3,752
Leasehold improvements	57,162	46,189
Furniture and office equipment	2,738	2,461
Motor vehicles	1,633	1,633
Software*	4,699	4,699
Total Property, equipment and software	68,826	58,734
Less: Accumulated depreciation and amortization	(58,147)	(55,011)
Impairment loss	(7,642)	—
Total Property, equipment and software, net	3,037	3,723

Depreciation and amortization expenses were RMB2,081 and RMB463 for the six months ended June 30, 2022 and 2023, respectively.

Impairment loss represents the carrying amounts of property, equipment and software relating to the business of Shanghai Yuancui Information Technology Co., Ltd. ("Yuancui") which was ceased during the year ended December 31, 2021 (see note 22).

*All of the software were purchased outside the Group and used internally by the Group.